LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

12.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company recognized right-of-use asset as well as lease liability according to the ASC 842, Leases (with the exception of short-term leases). Lease liabilities are measured at present value of the sum of remaining rental payments as of September 30, 2021, with discounted rate of 4.75%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease. The Company leased several floors in a commercial building for its sublease business for 3 years with an option to extend the lease.

The Following table summarizes the components of lease expense:

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Operating lease cost	975,894	113,015	1,910,560	224,721
Short-term lease cost	41,883	-	62,785	-
	$1,017,777	$113,015	1,973,345	224,721

The following table summarizes supplemental information related to leases:

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$1,017,777	$113,015	1,973,345	224,721
Right-of-use assets obtained in exchange for new operating leases liabilities	167,658	28,865	345,847	28,865
Weighted average remaining lease term - Operating leases (years)	2.3	3.8	2.3	3.8
Weighted average discount rate - Operating leases	4.75%	4.35%	4.75%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending September 30	Lease cost
2022	$3,905,611
2023	3,899,207
2024	1,066,355

Total lease payments	8,871,173
Less: Interest	(661,300)
Total	$8,209,873

14.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of March 31, 2021, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease.

The Company leased three floors of a commercial building for 3 years with an option to extend the lease in Humen Town of Dongguan City from the landlord and provides shops subleasing and property management services for garment wholesalers and retailers in the leased property.

The Following table summarizes the components of lease expense:

	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625